CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Mar. 28, 2025	Jun. 28, 2024	Jun. 30, 2023
Current assets:
Cash and cash equivalents	$ 1,507	$ 328
Accounts receivable, net	979	935
Inventories	2,160	1,955
Income tax receivable	53	7
Other current assets	391	221
Total current assets	5,090	3,548
Non-current assets:
Property, plant and equipment, net	603	791
Notes receivable and investments in Flash Ventures	662	1,001
Goodwill	4,997	7,207
Deferred tax assets	51	96
Income tax receivable, non-current	79	11
Other non-current assets	1,478	852
Total assets	12,960	13,506
Current liabilities:
Accrued expenses	446	424
Accrued compensation	114	195
Income tax payables	37	20
Current portion of long-term debt	20	0
Total current liabilities	1,375	2,123
Non-current liabilities:
Deferred tax liabilities	17	15
Long-term debt	1,927	0
Other liabilities	480	286
Total liabilities	3,799	2,424
Commitments and contingencies (Notes 10, 11, 14 and 16)
Shareholders' equity:
Common Stock, Value, Issued	1	0
Additional paid-in capital	11,227	0
Accumulated deficit	(1,761)	0
Accumulated other comprehensive loss	(306)	(452)
Net investment from Western Digital Corporation	0	11,534
Total shareholders' equity	9,161	11,082	$ 11,439
Total liabilities and shareholders' equity	12,960	13,506
The Flash Business of Western Digital Corporation [Member]
Current assets:
Cash and cash equivalents		328	292
Accounts receivable, net		935	539
Inventories		1,955	2,269
Income tax receivable		7	3
Other current assets		221	234
Total current assets		3,548	3,400
Non-current assets:
Property, plant and equipment, net		791	933
Notes receivable and investments in Flash Ventures		1,001	1,411
Goodwill		7,207	7,212
Deferred tax assets		96	76
Income tax receivable, non-current		11	9
Other non-current assets		852	779
Total assets		13,506	13,820
Current liabilities:
Accrued expenses		424	483
Accrued compensation		195	98
Income tax payables		20	48
Total current liabilities		2,123	2,174
Non-current liabilities:
Deferred tax liabilities		15	28
Other liabilities		286	179
Total liabilities		2,424	2,381
Commitments and contingencies (Notes 10, 11, 14 and 16)
Shareholders' equity:
Accumulated other comprehensive loss		(452)	(343)
Net investment from Western Digital Corporation		11,534	11,782
Total shareholders' equity		11,082	11,439
Total liabilities and shareholders' equity		13,506	13,820
Related Party
Current assets:
Notes due from Western Digital Corporation	0	102
Current liabilities:
Accounts payable	395	313
Notes due to Western Digital Corporation	0	814
Related Party | The Flash Business of Western Digital Corporation [Member]
Current assets:
Notes due from Western Digital Corporation		102	63
Current liabilities:
Accounts payable		313	292
Notes due to Western Digital Corporation		814	919
Nonrelated Party
Current liabilities:
Accounts payable	$ 363	357
Nonrelated Party | The Flash Business of Western Digital Corporation [Member]
Current liabilities:
Accounts payable		$ 357	$ 334